INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Intangible assets
Intangible assets	$ 172,743,513	$ 173,783,956
Gross carrying amount
Intangible assets
Intangible assets	206,708,843	202,306,618	$ 197,128,192	$ 94,229,557
Accumulated depreciation
Intangible assets
Intangible assets	$ (33,965,330)	$ (28,522,662)	$ (22,715,941)	$ (17,524,688)